TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus, Summary Prospectuses and

Statement of Additional Information

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The following information supplements and amends information concerning Advisor Class shares:

The Board of Trustees of Transamerica Funds has approved the termination of the Advisor Class shares of each fund listed below (the “funds”) effective on or about February 15, 2019. Advisor Class shares of the funds will remain open to investment by current investors until January 31, 2019.

At the time of the termination, all outstanding Advisor Class shares of the funds will be redeemed and proceeds sent to shareholders.

Following the termination of Advisor Class shares of the funds, the Advisor Class Prospectus and Summary Prospectuses will no longer be used and all references to Advisor Class shares in the Statement of Additional Information are deleted in their entirety.

Transamerica Asset Allocation-Conservative Portfolio

Transamerica Asset Allocation-Growth Portfolio

Transamerica Asset Allocation-Moderate Growth Portfolio

Transamerica Asset Allocation-Moderate Portfolio

Transamerica Capital Growth

Transamerica Concentrated Growth

Transamerica Dividend Focused

Transamerica Dynamic Allocation

Transamerica Dynamic Income

Transamerica Emerging Markets Debt

Transamerica Emerging Markets Equity

Transamerica Event Driven

Transamerica Floating Rate

Transamerica Global Equity

Transamerica High Yield Bond

Transamerica High Yield Muni

Transamerica Inflation Opportunities

Transamerica Intermediate Bond

Transamerica Intermediate Muni

Transamerica International Equity

Transamerica International Growth

Transamerica International Small Cap Value

Transamerica Large Cap Value

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica MLP & Energy Income

Transamerica Multi-Cap Growth

Transamerica Multi-Managed Balanced

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Small Cap Core

Transamerica Small Cap Growth

Transamerica Small Cap Value

Transamerica Small/Mid Cap Value

Transamerica Strategic High Income

Transamerica Unconstrained Bond

Transamerica US Growth

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Investors Should Retain this Supplement for Future Reference

December 13, 2018